Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class,
and Service Class 2
Freedom Funds
April 30, 2009
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any VIP Freedom Fund and modify the selection of underlying Fidelity funds for any VIP Freedom Fund from time to time. VIP Emerging Markets Portfolio is has been added as an underlying fund for each VIP Freedom Fund.

The following information replaces the similar information for VIP Freedom Income Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

The following information replaces the similar information for VIP Freedom 2005 Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).

The following information replaces the similar information for VIP Freedom 2010 Fund found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

The following information replaces the similar information for VIP Freedom 2015 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

The following information replaces the similar information for VIP Freedom 2020 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

The following information replaces the similar information for VIP Freedom 2025 Fund found under the heading "Principal Investment Strategies" on page 6.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

The following information replaces the similar information for VIP Freedom 2030 Fund found under the heading "Principal Investment Strategies" on page 7.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

The following information replaces the similar information found in the "Performance" section beginning on page 7.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, and Fidelity Freedom 2030 Composite Index is a hypothetical representation of the performance of each VIP Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the VIP Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent each VIP Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index. Effective October 1, 2009, the following indexes are used to represent each VIP Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), bond - the Barclays Capital U.S. Aggregate Bond Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index.

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The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 15.

Strategic Advisers®, Inc. (Strategic Advisers) invests each VIP Freedom Fund's assets in a combination of Fidelity VIP funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The VIP Freedom Funds differ primarily due to their asset allocations among these fund types. Because each VIP Freedom Fund allocates its assets among the underlying Fidelity fund types rather than the actual holdings of the underlying Fidelity funds, each VIP Freedom Fund may have greater exposure to an asset class to the extent an underlying Fidelity fund invests in other asset classes. The target asset allocation strategy for each VIP Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each VIP Freedom Fund with a target retirement date (VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, VIP Freedom 2030, which is designed for investors planning to retire around the year 2030, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds, international equity funds and a modest portion of its assets invested in bond funds. By contrast, VIP Freedom 2010, whose target retirement year is less than five years away, has a relatively conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

VIP Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes bond and short-term funds but also includes a small amount of domestic and international equity funds.

The following information supplements the information found under the heading "Description of Underlying Funds" beginning on page 16.

VIP Emerging Markets Portfolio seeks capital appreciation.

Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund's assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by S&P, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. For example, countries in the MSCI® EM (Emerging Markets) Index and Hong Kong are considered to be emerging. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different emerging market countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 20.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class,
and Service Class 2
Freedom Funds
April 5, 2009
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any VIP Freedom Fund and modify the selection of underlying Fidelity funds for any VIP Freedom Fund from time to time. VIP Emerging Markets Portfolio is has been added as an underlying fund for each VIP Freedom Fund.

The following information replaces the similar information for VIP Freedom 2035 Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).

The following information replaces the similar information for VIP Freedom 2040 Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).

The following information replaces the similar information for VIP Freedom 2045 Fund found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).

The following information replaces the similar information for VIP Freedom 2050 Fund found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 7.

Strategic Advisers®, Inc. (Strategic Advisers) invests each VIP Freedom Fund's assets in a combination of Fidelity VIP funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The VIP Freedom Funds differ primarily due to their asset allocations among these fund types. Because each VIP Freedom Fund allocates its assets among the underlying Fidelity fund types rather than the actual holdings of the underlying Fidelity funds, each VIP Freedom Fund may have greater exposure to an asset class to the extent an underlying Fidelity fund invests in other asset classes. The target asset allocation strategy for each VIP Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each VIP Freedom Fund with a target retirement date (VIP Freedom 2035, VIP Freedom 2040, VIP Freedom 2045, and VIP Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, VIP Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds, international equity funds and a modest portion of its assets invested in bond funds. By contrast, VIP Freedom 2035, whose target retirement year is approximately twenty-five years away, has a slightly more conservative target asset allocation with a slightly smaller portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds and short-term funds.

The following information supplements the information found under the heading "Description of Underlying Funds" beginning on page 8.

VIP Emerging Markets Portfolio seeks capital appreciation.

Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund's assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by S&P, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. For example, countries in the MSCI® EM (Emerging Markets) Index and Hong Kong are considered to be emerging. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth. FMR normally invests the fund's assets primarily in common stocks.

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FMR normally allocates the fund's investments across different emerging market countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 12.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Supplement to the
Fidelity® Variable Insurance Products
Freedom Lifetime Income Funds
April 30, 2009
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any VIP Freedom Lifetime Income Fund and modify the selection of underlying Fidelity funds for any VIP Freedom Lifetime Income Fund from time to time. VIP Emerging Markets Portfolio is has been added as an underlying fund for each VIP Freedom Lifetime Income Fund.

The following information replaces the similar information for VIP Freedom Lifetime Income I found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2015 and 2020).

The following information replaces the similar information for VIP Freedom Lifetime Income II found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2025 and 2030).

The following information replaces the similar information for VIP Freedom Lifetime Income III found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2035 and 2040).

The following information replaces the similar information found in the "Performance" section beginning on page 5.

Each of Fidelity VIP Freedom Lifetime Income I Composite Index, Fidelity VIP Freedom Lifetime Income II Composite Index, and Fidelity VIP Freedom Lifetime Income III Composite Index is a hypothetical representation of the performance of each VIP Freedom Lifetime Income Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for each VIP Freedom Lifetime Income Fund, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent each VIP Freedom Lifetime Income Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® (Europe, Australasia, Far East) Index, investment grade fixed income - the Barclays Capital U.S. Bond Aggregate Index, high yield fixed-income - the Merrill Lynch U.S. High Yield Master II Constrained Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index. Effective October 1, 2009, the following indexes are used to represent each VIP Freedom Lifetime Income Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® (Europe, Australasia, Far East) Index, bond - the Barclays Capital U.S. Bond Aggregate Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index.

The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 9.

Strategic Advisers®, Inc. (Strategic Advisers) invests each VIP Freedom Lifetime Income Fund's assets in a combination of Fidelity VIP funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. Because each VIP Freedom Lifetime Income Fund allocates its assets among the underlying Fidelity fund types rather than the actual holdings of the underlying Fidelity funds, each VIP Freedom Lifetime Income Fund may have greater exposure to an asset class to the extent an underlying Fidelity fund invests in other asset classes. The target asset allocation strategy for each VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each VIP Freedom Lifetime Income Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. The following table contains guidelines designed to help investors who are typically in retirement select an appropriate VIP Freedom Lifetime Income Fund. The guidelines are based generally on the decade in which the investor was born.

Decade of Birth	Fund
1930s	VIP Freedom Lifetime Income I
1940s	VIP Freedom Lifetime Income II
1950s	VIP Freedom Lifetime Income III

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For example, VIP Freedom Lifetime Income III, which is designed for investors in retirement who generally were born between 1950 and 1959, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds, international equity funds and a modest portion of its assets invested in bond funds. By contrast, VIP Freedom Lifetime Income I, which is designed for investors in retirement who generally were born before 1939, has a relatively less aggressive target asset allocation, with slightly less than half of its assets invested in domestic equity funds and international equity funds and the remainder of its assets invested in bond funds and short-term funds.

The following information supplements the information found under the heading "Description of Underlying Funds" beginning on page 10.

VIP Emerging Markets Portfolio seeks capital appreciation.

Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund's assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by S&P, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. For example, countries in the MSCI® EM (Emerging Markets) Index and Hong Kong are considered to be emerging. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different emerging market countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 14.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Supplement to the
Fidelity® Variable Insurance Products
Investor FreedomSM Funds
April 30, 2009
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any VIP Investor Freedom Fund and modify the selection of underlying Fidelity funds for any VIP Investor Freedom Fund from time to time. VIP Emerging Markets Portfolio is has been added as an underlying fund for each VIP Investor Freedom Fund.

The following information replaces the similar information for VIP Freedom Income Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

The following information replaces the similar information for VIP Freedom 2005 Fund found under the heading "Principal Investment Strategies" on page 3.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).

The following information replaces the similar information for VIP Freedom 2010 Fund found under the heading "Principal Investment Strategies" on page 4.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

The following information replaces the similar information for VIP Freedom 2015 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

The following information replaces the similar information for VIP Freedom 2020 Fund found under the heading "Principal Investment Strategies" on page 5.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

The following information replaces the similar information for VIP Freedom 2025 Fund found under the heading "Principal Investment Strategies" on page 6.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

The following information replaces the similar information for VIP Freedom 2030 Fund found under the heading "Principal Investment Strategies" on page 7.

  Investing in a combination of underlying Fidelity VIP domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

The following information replaces the similar information found in the "Performance" section beginning on page 7.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, and Fidelity Freedom 2030 Composite Index is a hypothetical representation of the performance of each VIP Investor Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the VIP Investor Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. Effective October 2009, the weighting adjustments for each composite will occur on the last day of every month. Prior to October 1, 2009, the following indexes were used to represent each VIP Investor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index. Effective October 1, 2009, the following indexes are used to represent each VIP Investor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® Index (Europe, Australasia, Far East), bond - the Barclays Capital U.S. Aggregate Bond Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bill Index.

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The following information replaces the similar information found under the heading "Principal Investment Strategies" on page 14.

Strategic Advisers®, Inc. (Strategic Advisers) invests each VIP Investor Freedom Fund's assets in a combination of Fidelity VIP funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The VIP Investor Freedom Funds differ primarily due to their asset allocations among these fund types. Because each VIP Investor Freedom Fund allocates its assets among the underlying Fidelity fund types rather than the actual holdings of the underlying Fidelity funds, each VIP Investor Freedom Fund may have greater exposure to an asset class to the extent an underlying Fidelity fund invests in other asset classes. The target asset allocation strategy for each VIP Investor Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each VIP Investor Freedom Fund with a target retirement date (VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, VIP Investor Freedom 2030, which is designed for investors planning to retire around the year 2030, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds, international equity funds and a modest portion of its assets invested in bond funds. By contrast, VIP Investor Freedom 2010, whose target retirement year is less than five years away, has a relatively conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

VIP Investor Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes bond and short-term funds but also includes a small amount of domestic and international equity funds.

The following information supplements the information found under the heading "Description of Underlying Funds" beginning on page 15.

VIP Emerging Markets Portfolio seeks capital appreciation.

Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund's assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by S&P, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. For example, countries in the MSCI® EM (Emerging Markets) Index and Hong Kong are considered to be emerging. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different emerging market countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 19.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.